Preferred Stock - Additional Information (Detail) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Authorized shares (in shares)	50,000,000	50,000,000
Par value (in dollars per share)	$ 0.01	$ 0.01
Outstanding shares (in shares)	0	0